Investment Objectives and Goals - O'Shaughnessy Market Leaders Value Fund	Nov. 28, 2025
Prospectus [Line Items]
Risk/Return [Heading]	O’Shaughnessy Market Leaders Value Fund
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The O’Shaughnessy Market Leaders Value Fund’s (the “Fund”) investment objective is to seek long-term capital appreciation and current income.